INVENTORIES, NET	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES, NET	INVENTORIES, NET
Inventories, net consisted of the following as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Raw materials	$2,513	$2,242
Finished goods	9,492	6,376
Excess and obsolete reserve	(390)	(325)
Total inventories, net	$11,615	$8,293
The Company did not experience any significant write-downs for the years ended December 31, 2021, 2020 and 2019.